Share-based awards- Partner Capital Investment Plan (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 23,971	$ 3,782	¥ 50,120	¥ 31,742
Partner Capital Investment Plan | Subscription rights
Share-based awards
Share-based compensation expense	¥ 177		¥ 224	¥ 425